Average Annual Total Returns - SA Legg Mason BW US Large Cap Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.27%)	9.39%	9.35%	(1.44%)	9.22%	9.18%	(1.54%)	9.12%	9.08%	2.80%	9.74%	10.50%